Fees and Expenses	Oct. 31, 2024
BBH Select Series - Large Cap Fund
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
	Target Fund	Pro Forma Acquiring Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses	0.06%	0.06%*
Total Annual Fund Operating Expenses	0.71%	0.71%

____________

*        Based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Target Fund	$73	$228	$396	$882
Pro Forma – Acquiring Fund	$73	$228	$396	$882

Portfolio Turnover [Heading]	How do the Funds’ portfolio turnover rates compare?
Portfolio Turnover [Text Block]

Each Target Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Target Fund’s performance. Because the Acquiring Funds have not yet commenced operations, no portfolio turnover rate is available for the Acquiring Funds.

For the fiscal year ended October 31, 2024, the portfolio turnover rates were 9% for BBH Select Series — Large Cap Fund and 6% for BBH Select Series — Mid Cap Fund.

BBH Select Series - Mid Cap Fund
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
	Target Fund	Pro Forma Acquiring Fund
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	None
Other Expenses	0.06%	0.06%*
Total Annual Fund Operating Expenses	0.81%	0.81%

____________

*        Based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Target Fund	$83	$259	$450	$1,003
Pro Forma – Acquiring Fund	$83	$259	$450	$1,003

Portfolio Turnover [Heading]	How do the Funds’ portfolio turnover rates compare?
Portfolio Turnover [Text Block]

Each Target Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Target Fund’s performance. Because the Acquiring Funds have not yet commenced operations, no portfolio turnover rate is available for the Acquiring Funds.

For the fiscal year ended October 31, 2024, the portfolio turnover rates were 9% for BBH Select Series — Large Cap Fund and 6% for BBH Select Series — Mid Cap Fund.